Long-term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term Debt
5.	Long-term Debt

Term Loans	Drawn	December 31,
	Amount	2021	2022
Issued in November 2021 maturing in November 2026 (“term loan A”)	28,000,000	28,000,000	23,196,000

Issued in September 2022 maturing in September 2026 (“term loan B”)	17,000,000	—	16,450,000

Issued in November 2022 maturing in November 2027 (“term loan C”)	30,792,500	—	30,792,500

Total		28,000,000	70,438,500
Current portion of long-term debt		4,804,000	10,324,000
Long-term debt		23,196,000	60,114,500

Total debt		28,000,000	70,438,500
Current portion of deferred finance charges		56,384	147,462
Deferred finance charges non-current		107,029	326,577

Total deferred finance charges		163,413	474,039

Total debt		28,000,000	70,438,500
Less: Total deferred finance charges		163,413	474,039

Total debt, net of deferred finance charges		27,836,587	69,964,461
Less: Current portion of long-term debt, net of current portion of deferred finance charges		4,747,616	10,176,538

Total long – term debt		23,088,971	59,787,923

The above loans are repayable in either semi-annual or quarterly installments and a balloon payment at maturity and are secured by first priority mortgages over the vessels involved (vessels: “Magic Wand”, “Clean Thrasher”, “Clean Sanctuary”, “Stealth Berana”, “Clean Nirvana” , “Clean Justice”, “Suez Enchanted” and “Suez Protopia”), plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. Of the total facility amount of the term loan A, $25,752,729 was
provided to StealthGas Inc. as a dividend to repay its existing indebtedness which was secured by the Company’s vessels prior to the
Spin-Off
(Note 1).
The term loans include restrictions on the distribution of dividends and contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds 125% of the amounts outstanding as defined in each term loan,

•	the leverage of the Company (as defined in each term loan) should not exceed 70% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company which is EBITDA (as defined in the each term loan) to interest expense to be at all times greater than 2.5:1,

•
the Company should maintain on a monthly basis a cash balance amounting to $1,005,827 as of December 31, 2022 representing a proportionate amount of the next instalment and relevant interest plus a minimum aggregate cash balance amounting to $5,600,000 in the earnings accounts with the relevant banks.

The interest rate on the outstanding loans as of December 31, 2022 is based on LIBOR for term loans A and C and on SOFR for term loan B plus a margin that ranges between

1.95
% and
2,55
%. The average interest rate (including the margin) on the above outstanding loans was
6.28
% for the year ended December 31, 2022 (2021:
2.17
%).
Bank loan interest expense for the above loans for the years ended December 31, 2020, 2021 and 2022 amounted to nil, $87,724 and $1,444,884, respectively. Interest expense is included in interest and finance costs in the consolidated statements of operations. For the years ended December 31, 2020, 2021 and 2022, the amortization of deferred financing charges amounted to nil, $32,587 and $94,004, respectively, and is included in interest and finance costs in the consolidated statements of operations.
At December 31, 2022, the Company was in compliance with all of its debt financial covenants.
The annual principal payments to be made, for the abovementioned loan, after December 31, 2022 are as follows:

December 31,	Amount
2023	10,324,000
2024	10,324,000
2025	10,324,000
2026	21,954,000
2027	17,512,500
Total	70,438,500